Employee Benefits - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Employees	Dec. 31, 2016 EUR (€) Employees	Dec. 31, 2015 EUR (€) Employees
Disclosure of employee benefits [line Items]
Received and recognized subsidies | €	€ 3.5	€ 1.7	€ 0.3
Number of employees	21	11
Netherlands [member]
Disclosure of employee benefits [line Items]
Average number of employees	69	45	32
United States [member]
Disclosure of employee benefits [line Items]
Average number of employees	10	2